Fees Summary	Apr. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,262,000
Previously Paid Amount	0.00
Total Fee Amount	652.51
Total Offset Amount	0.00
Net Fee	652.51
Narrative - Max Aggregate Offering Price	$ 4,262,000
Final Prospectus	true